Short-Term Bank Deposit (Tables)	6 Months Ended
Jun. 30, 2018
Short-Term Bank Deposit [Abstract]
Schedule of short-term deposit
	Interest rate
Currency	%	Deposit amount	Maturity date
As of June 30, 2018

U.S. dollars	2.28	$40,000	December 27, 2018